INCOME TAX - Disclosure of income tax expense (recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current income tax:
Current period expense	$ 1,769	$ 817
Deferred income tax:
Origination and reversal of temporary differences	(10,648)	(33,145)
Deferred tax adjustments related to prior periods	(217)	(9)
Deferred income tax recovery	(10,865)	(33,154)
Income tax recovery	$ (9,096)	$ (32,337)